SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT AND GEOGRAPHIC INFORMATION
Summary of key financial metrics by segment and reconciliation from total segment adjusted EBITDA to loss before income tax

	2025
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	54,446	11,885	615	66,945
Segment adjusted EBITDA	3,415	2,261	591	6,267

	2024
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	49,593	11,192	51	60,836
Segment adjusted EBITDA	611	2,459	(77,527)	(74,457)

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

in € thousand	2025	2024	2023
Total segment adjusted EBITDA	6,267	(74,457)	39,099
Financial result	(72,178)	(3,824)	9,594
Amortization and depreciation	(4,824)	(7,315)	(6,904)
Share of loss from equity method investees	(406)	—	(1,057)
Income tax benefit (expense)	41	1,492	(2,778)
Net income (loss) for the period	(71,100)	(84,104)	37,953

Summary of revenue and non-current assets that can be split into geographical areas

in € thousand	2025	2024	2023
Greater China	25,702	16,480	16,942
USA	19,770	22,207	17,522
Germany	4,154	3,819	9,577
EMEA w/o Germany	9,841	12,728	24,791
Rest of Asia w/o China	7,477	5,551	21,370
Rest of the World	2	49	44
Total	66,945	60,836	90,246

in € thousand	12/31/2025	12/31/2024
Germany	28,058	25,833
China	966	1,741
Other	471	460
Total	29,495	28,034